Equity-Accounted Joint Ventures - Excalibur and Excelsior Joint Ventures - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 20, 2022
Schedule of Equity Method Investments [Line Items]
Asset Impairment Charges	$ 44,000
Equity method investments	$ 1,244,264	$ 1,153,874
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Asset Impairment Charges		30,000
Equity method investments	$ 0	$ 10,418	$ 5,300
Proceeds from Sale of Equity Method Investments	8,800
Gain on sale of joint venture	$ 3,500
Excalibur Joint Venture | Exmar NV [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			50.00%